Bank loans (Tables)	12 Months Ended
Jun. 30, 2024
Bank loans
Schedule of short term debt

	June 30,	June 30,
	2024	2023
Short-term bank loans
Shenzhen Qianhai Weiyou Bank Co., Ltd.	$80,925	$—
Bank of Ningbo Co., Ltd. Beijing Xicheng Science and Technology Branch	412,814	—
Beijing Bank Co., Ltd. Ma Jiapu Branch	2,752,092	—
Postal Savings Bank of China Limited	688,022	—
Total short-term bank loans	$3,933,853	$—

Schedule of long-term debt

	June 30,	June 30,
	2024	2023
Long-term bank loans
Sichuan Xinwang Bank Co., Ltd.	2,621,572	—
Total Long-term bank loans	$2,621,572	$—

Schedule of short term debt on Debt Maturities

	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
For the year ended June 30, 2024 short-term bank loans	date	date	in RMB	in USD	rate
Shenzhen Qianhai Weiyou Bank Co., Ltd.	2023/7/4	2025/7/4	588,095	$80,925	4.68%
Bank of Ningbo Co., Ltd. Beijing Xicheng Science and Technology Branch	2024/4/17	2025/4/16	1,000,000	137,605	4.2%
Bank of Ningbo Co., Ltd. Beijing Xicheng Science and Technology Branch	2024/4/26	2025/4/26	2,000,000	275,209	4.2%
Beijing Bank Co., Ltd. Ma Jiapu Branch	2023/10/17	2024/10/17	10,000,000	1,376,046	3.45%
Beijing Bank Co., Ltd. Ma Jiapu Branch	2024/4/30	2025/4/30	10,000,000	1,376,046	3.45%
Postal Savings Bank of China Limited	2023/11/17	2024/11/16	5,000,000	688,023	4.5%
Total short-term bank loans			28,588,095	$3,933,853

For the year ended June 30, 2024 Long-term bank loans
Sichuan Xinwang Bank Co., Ltd.	2023/3/11	2026/6/21	19,051,489	2,621,572	11~11.5%
Total Long-term bank loans			19,051,489	$2,621,572